Real Property Acquisitions and Development (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Seniors Housing Operating [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	$ 146,332,000	$ 112,350,000	$ 75,620,000
Buildings and improvements	1,341,560,000	1,512,764,000	676,623,000
Acquired lease intangibles	118,077,000	122,371,000	63,757,000
Restricted cash	1,296,000	20,699,000	0
Receivables and other assets	10,125,000	901,000	16,459,000
Total assets acquired	1,617,390,000	1,769,085,000	832,459,000
Secured debt	(124,190,000)	(796,272,000)	(305,167,000)
Accrued expenses and other liabilities	(17,347,000)	(44,483,000)	(6,849,000)
Total liabilities assumed	(141,537,000)	(840,755,000)	(312,016,000)
Capital in excess of par	0	(6,017,000)	(43,641,000)
Noncontrolling interests	(56,884,000)	(69,984,000)	(101,091,000)
Cash disbursed for acquisitions	1,418,969,000	852,329,000	375,711,000
Capital improvements to existing properties	21,751,000	15,880,000	1,735,000
Total cash invested in real property	1,440,720,000	868,209,000	377,446,000
Cash acquired from acquisition	20,691,000	38,952,000	8,532,000
Seniors Housing Operating [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	1,370,128,000
Senior Housing Facilities Triple Net [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	87,242,208	212,156,000	61,290,000
Buildings and improvements	984,076,569.25	3,108,508,000	967,239,000
Receivables and other assets	119,080	9,101,000	0
Total assets acquired	1,071,437,857.25	3,329,765,000	1,028,529,000
Secured debt	(89,881,150)	(93,431,000)	(84,086,000)
Accrued expenses and other liabilities	(3,542,309.11)	(91,290,000)	(26,345,000)
Total liabilities assumed	(93,423,459.11)	(184,721,000)	(110,431,000)
Capital in excess of par	921,256	0	0
Noncontrolling interests	(17,214,811)	0	0
Non-cash acquisition related activity	(616,392)	(2,532,000)	(9,922,000)
Cash disbursed for acquisitions	961,105,451.14	3,142,512,000	908,176,000
Construction in progress additions	179,684,237.79	182,626,000	85,993,000
Less: Capitalized interest	(6,040,544.79)	(5,752,000)	(6,396,000)
Cash disbursed for construction in progress	173,642,693	176,874,000	79,597,000
Capital improvements to existing properties	67,025,928.7	0	21,833,000
Total cash invested in real property	1,201,774,072.84	3,319,386,000	1,009,606,000
Cash acquired from acquisition	2,031,000
Senior Housing Facilities Triple Net [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	37,772,000
Medical Facilities [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Land and land improvements	68,619,000	48,342,000	49,632,000
Buildings and improvements	648,409,000	520,976,000	513,152,000
Acquired lease intangibles	115,233,000	60,609,000	67,929,000
Goodwill	0	0	68,321,000
Restricted cash	975,000	100,000	0
Receivables and other assets	4,469,000	3,053,000	0
Total assets acquired	837,705,000	633,080,000	699,034,000
Secured debt	(267,527,000)	(72,225,000)	(170,255,000)
Accrued expenses and other liabilities	(25,928,000)	(34,214,000)	(75,010,000)
Total liabilities assumed	(293,455,000)	(106,439,000)	(245,265,000)
Capital in excess of par	0	0	(2,721,000)
Noncontrolling interests	(193,000)	(7,211,000)	(10,848,000)
Non-cash acquisition related activity	(880,000)	0	0
Cash disbursed for acquisitions	543,177,000	519,430,000	423,533,000
Construction in progress additions	134,830,000	165,593,000	252,595,000
Less: Capitalized interest	(3,736,000)	(7,412,000)	(13,924,000)
Accruals	(18,327,000)	(33,451,000)	(11,435,000)
Cash disbursed for construction in progress	112,767,000	124,730,000	227,236,000
Capital improvements to existing properties	46,673,000	24,031,000	36,354,000
Total cash invested in real property	702,617,000	668,191,000	687,123,000
Cash acquired from acquisition		2,154,000
Preferred stock	0	0	(16,667,000)
Contingent Consideration in Stock	12,500,000
Contingent Consideration Total	34,692,000	39,827,000
Medical Facilities [Member] | Preliminary [Member]
Estimated Fair Value of Allocated Purchase Price of Asset and Liabilities
Total purchase price	$ 190,799,000